Cost of oil and gas properties: (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Costs incurred
Property acquisitions												$ 178,685	$ 109,076	$ 448,432
Development												(290,569)	8,224,013	10,175,986
Total costs incurred												(111,884)	8,333,089	10,624,418
Capitalized costs
Proved properties		56,009,780				56,121,665						56,009,780	56,121,665	47,788,575
Total		56,009,780				56,121,665						56,009,780	56,121,665	47,788,575
Less: accumulated depreciation, depletion and amortization of oil and gas properties		19,105,645				15,860,758						19,105,645	15,860,758	9,774,375
Total properties		36,904,135				40,260,907						36,904,135	40,260,907	38,014,200
Less: accumulated impairment of oil and gas properties due to full cost ceiling test		(22,181,701)				(22,181,701)						(22,181,701)	(22,181,701)	(22,181,701)
Net properties		14,722,434				18,079,206						14,722,434	18,079,206	15,832,499
Revenues:
Revenues	4,927,024		968,980							10,841,391	3,012,016	3,843,420	6,939,999	6,133,299
Total revenues	4,927,024	831,404	968,980	1,039,376	1,003,660	946,679	1,273,919	3,303,365	1,416,036	10,841,391	3,012,016	3,843,420	6,939,999	6,133,299
Expenses (excluding G&A and interest expense):
Production, operating and development costs	3,105,635		325,906							6,409,143	1,579,221	1,872,186	1,972,223	1,857,528
Depreciation, depletion and amortization	2,685,149		751,075							5,726,591	2,537,883	3,248,260	6,090,529	3,707,255
Operating costs and expenses												5,120,446	8,062,752	5,564,783
Results of operations
Results before income taxes												(1,277,026)	(1,122,753)	568,516
Results of operations (excluding corporate overhead and interest expense)												$ (1,277,026)	$ (1,122,753)	$ 568,516